Loan Payables (Tables)	12 Months Ended
Dec. 31, 2023
Loan Payables [Abstract]
Schedule of Loan Payables

Loan payables were as follows as of the respective balance sheet dates:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Loan payables, current portion	6,500	-	-
Loan payables, non-current portion	-	-	-
	6,500	-	-